May 4, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Division of Investment Management

RE: BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and
BlackRock Cash Funds: Treasury, each a series of BlackRock Funds III
Post-Effective Amendment No. 219 to the Registration Statement on Form N-1A
(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds III (the “Registrant”), on behalf of each of its series BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and BlackRock Cash Funds: Treasury (together, the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 219 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 219 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 28, 2016.

Sincerely,

BlackRock Funds III

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant